Investment Objectives and Goals	Nov. 12, 2026
Advisors Capital Small Cap Blend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Advisors Capital Small Cap Blend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital Small Cap Blend Fund (the "Fund") seeks long-term capital appreciation.
Advisors Capital Large/Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Advisors Capital Large/Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital Large/Mid Cap Value Fund (the "Fund") seeks long-term capital appreciation.
Advisors Capital Vanguard Funds Diversified Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Advisors Capital VG Diversified Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Advisors Capital VG Diversified Equity Fund (the "Fund") seeks capital appreciation.
Advisors Capital AF Capital Appreciation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Advisors Capital AF Capital Appreciation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Advisors Capital AF Capital Appreciation Fund (the "Fund") seeks capital appreciation.